FAIR VALUE MEASUREMENTS - Fair value information on recurring basis (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
PIPE Forward Contract Derivative		$ 170,666
Bifurcated Derivative		364,711
Investor Note
FAIR VALUE MEASUREMENTS
Bifurcated Derivative	$ 22,805
Bridge Notes
FAIR VALUE MEASUREMENTS
Bifurcated Derivative	241,447	364,711
Level 1
FAIR VALUE MEASUREMENTS
PIPE Forward Contract Derivative		0
Level 1 | Investor Note
FAIR VALUE MEASUREMENTS
Bifurcated Derivative	0
Level 1 | Bridge Notes
FAIR VALUE MEASUREMENTS
Bifurcated Derivative	0	0
Level 2
FAIR VALUE MEASUREMENTS
PIPE Forward Contract Derivative		0
Level 2 | Investor Note
FAIR VALUE MEASUREMENTS
Bifurcated Derivative	0
Level 2 | Bridge Notes
FAIR VALUE MEASUREMENTS
Bifurcated Derivative	0	0
Level 3
FAIR VALUE MEASUREMENTS
PIPE Forward Contract Derivative		170,666
Bifurcated Derivative		364,711
Level 3 | Investor Note
FAIR VALUE MEASUREMENTS
Bifurcated Derivative	22,805
Level 3 | Bridge Notes
FAIR VALUE MEASUREMENTS
Bifurcated Derivative	$ 241,447	$ 364,711